SCHEDULE OF FUTURE MATURITIES OF PROMISSORY NOTES (Details) - USD ($)	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	May 31, 2020
Debt Disclosure [Abstract]
2022	$ 3,918,339		$ 2,285,367
2023	4,469,496		4,665,938
Year three			8,772
Year four			8,772
Year five			8,772
Year six		$ 8,772
Thereafter			108,335
Long-term debt, gross	8,387,834		7,085,956
Less: current portion	(3,918,339)		(2,285,367)	$ (1,476,642)
Less: unamortized discount	(1,656,792)		(1,607,283)
Long term, notes payable	$ 2,812,704		$ 3,193,306	$ 2,494,420